Available-for-sale Securities	12 Months Ended
Mar. 31, 2012
Available-For-Sale Securities [Abstract]
Available-for-sale Securities
4. Available-for-sale Securities

The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.

	March 31,
	2011	2012
Cost	—	$8,376
Market value	—	$7,630

Unrealized loss for the years ended March 31, 2010, 2011 and 2012 were $nil, $nil and $746, respectively.

Other-Than-Temporary Impairment

Based on an evaluation of securities that have been in a loss position, the Company did not recognize an other-than-temporary impairment charge, for the year ended March 31, 2012. The Company considered various factors which included its intent and ability to hold the underlying securities until its estimated recovery of amortized cost. The other-than-temporary impairment charge for the years ended March 31, 2010, 2011 and 2012 was $nil, $nil and $nil, respectively.

The available-for-sale securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical corporate bonds in active markets.